NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of net operating revenue [line items]
Financial - Return on investment - RBSE	R$ 686,179	R$ 962,516	R$ 1,064,760
Other revenues	869,183	1,041,317	655,851
Gross operating and other revenue	30,079,534	33,711,459	53,985,519
(-) Deductions from operating revenue
(-) ICMS	(431,850)	(358,127)	(295,831)
(-) PASEP and COFINS	(3,079,004)	(2,520,542)	(1,933,898)
(-) Sector charges	(1,583,049)	(1,382,248)	(1,346,331)
(-) Other deductions (including ISS)	(9,884)	(9,210)	(9,346)
Total deduction from operating revenue	(5,103,787)	(4,270,127)	(3,585,406)
NET OPERATING REVENUE	24,975,747	29,441,332	50,400,113
Generation
Disclosure of disaggregation of net operating revenue [line items]
Power supply for distribution companies	13,268,869	15,932,406	14,488,299
Power supply for end consumers	2,319,857	2,554,279	2,484,920
Short-term electric power	1,296,526	1,006,114	927,183
Revenue from operation and maintenance of renewed concessions	2,708,451	2,198,347	2,178,699
Construction revenue	34,295	52,836	17,939
Financial effect of Itaipu	511,079	626,135	(346,638)
Total gross revenue	20,139,077	22,370,117	19,750,402
Transmission
Disclosure of disaggregation of net operating revenue [line items]
Revenue from operation and maintenance	4,083,948	3,319,935	2,758,611
Construction revenue	673,190	917,447	239,691
Financial - Return on investment	757,745	1,139,816	1,174,703
Financial - Return on investment - RBSE	3,556,391	4,922,827	29,406,261
Total gross revenue	R$ 9,071,274	R$ 10,300,025	R$ 33,579,266